Notes Payable and Accrued Interest - Ya Global Master Spv, Ltd. (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) decimal	Dec. 31, 2015 USD ($) decimal	Jun. 22, 2016 USD ($)	Mar. 15, 2016 USD ($)	May 20, 2015 USD ($)	Apr. 23, 2014 USD ($)	Jul. 31, 2013 USD ($)
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Unsecured loan							$ 200,000
Percentage of interest on notes payables	10.00%	10.00%
Number of installments | decimal	12	12
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | July 2015 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount		$ 50,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | August 2015 to October 2015 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount		40,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | November 2015 to February 2016 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount		35,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | March 2016 to May 2016 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount		40,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | June 1, 2016 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	$ 60,000	$ 70,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | April 2016 and May 2016 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	50,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | June to August 2015 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	45,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | September 2016 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	35,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | October and November 2016 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	40,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | December 2016 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	45,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | January 2017 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	60,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | February 2017 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	70,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | March of 2017 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	40,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | July and August 2016 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	35,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | September to November 2016 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	25,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | December 2016 to February 2017 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	25,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. [Member] | March to June 2017 [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Monthly installments of principle amount	$ 35,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. one [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Unsecured loan						$ 500,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. two [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Unsecured loan					$ 500,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. three [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Unsecured loan				$ 600,000
Notes payable and accrued interest due to YA Global Master SPV, Ltd. four [Member]
Convertible Note Payable and Accrued Interest [Line Items]
Unsecured loan			$ 400,000